Earnings per Share and Stock-Based Compensation - Reconciliation of Denominator of Each Net Loss Per Share (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012
Stock Option [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares outstanding were excluded from calculation of diluted EPS	4,389,000	4,080,000	3,814,000	3,979,000
Additional shares outstanding were excluded from calculation of diluted EPS	6,252,000	10,264,000	6,936,000	10,556,000
Warrant [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares outstanding were excluded from calculation of diluted EPS	18,074,000	14,321,000	16,833,000	13,349,000
Additional shares outstanding were excluded from calculation of diluted EPS	7,580,000	11,333,000	8,821,000	12,305,000